N-4			12 Months Ended
		May 01, 2026 USD ($) CONTRACT	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Prospectus:
Document Type		N-4
Entity Registrant Name		RiverSource Life Insurance Company
Entity Central Index Key		0000727892
Entity Investment Company Type		N-4
Document Period End Date		Apr. 30, 2026
Amendment Flag		false
C000266993 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes
. A positive or negative MVA is assessed if any portion of a
GPA
is
surrendered or transferred more than thirty days before the end of its guarantee period.
You could lose up to
100
% of the amount withdrawn from
a
GPA
as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $
100,000
of your investment. This loss will be
greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.
Fee Table and Examples Charges and Adjustments – Adjustments – Market Value Adjustments
Are There Transaction Charges?	No. Other than a certificate administrative charge and negative MVAs, we do not assess any transaction charges.
Are There Ongoing Fees and Expenses?	Yes. The table below describes the current fees and expenses that you may pay each year , depending on the investment options you choose.			Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract and Certificate
	Annual Fee	Minimum	Maximum
	Base Contract (1)	0.95%	0.95%
	Fund options ( Funds fees and expenses) (2)	0.39%	2.32%
(1)
As a percentage of average daily
certificate
account value in the
variable account
. Includes the Mortality and Expense Fee and
contract
administrative charge.
(2)
As a percentage of Fund net assets.
Because your
Certificate
is customizable, the choices you make affect how
much you will pay. To help you understand the cost of owning your
Certificate
, the following table shows the lowest and highest cost you could pay
each year
, based on current charges. This estimate assumes that you
do not take withdrawals from the
Certificate
, which could add negative
MVAs that substantially increase costs.

	Lowest Annual Cost: $ 1,234	Highest Annual Cost: $ 2,804
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No sales charge • No additional purchase payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of Fund fees and expenses • No sales charge • No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Yes
. A positive or negative MVA is assessed if any portion of a
GPA
is
surrendered or transferred more than thirty days before the end of its guarantee period.
You could lose up to
100
% of the amount withdrawn from
a
GPA
as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $
100,000
of your investment. This loss will be
greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.

Transaction Charges [Text Block]		No. Other than a certificate administrative charge and negative MVAs, we do not assess any transaction charges.
Key Information, Transactions Subject to Contract Adjustment [Text Block]		No. Other than a certificate administrative charge and negative MVAs, we do not assess any transaction charges.
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?	Yes. The table below describes the current fees and expenses that you may pay each year , depending on the investment options you choose.			Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract and Certificate
	Annual Fee	Minimum	Maximum
	Base Contract (1)	0.95%	0.95%
	Fund options ( Funds fees and expenses) (2)	0.39%	2.32%
(1)
As a percentage of average daily
certificate
account value in the
variable account
. Includes the Mortality and Expense Fee and
contract
administrative charge.
(2)
As a percentage of Fund net assets.
Because your
Certificate
is customizable, the choices you make affect how
much you will pay. To help you understand the cost of owning your
Certificate
, the following table shows the lowest and highest cost you could pay
each year
, based on current charges. This estimate assumes that you
do not take withdrawals from the
Certificate
, which could add negative
MVAs that substantially increase costs.

	Lowest Annual Cost: $ 1,234	Highest Annual Cost: $ 2,804
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No sales charge • No additional purchase payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of Fund fees and expenses • No sales charge • No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	[1]	0.95%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	[1]	0.95%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	[2]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	[2]	2.32%
Base Contract (N-4) Footnotes [Text Block]		(1) As a percentage of average daily certificate account value in the variable account . Includes the Mortality and Expense Fee and contract administrative charge.
Optional Benefits Footnotes [Text Block]
(2)
As a percentage of Fund net assets.
Because your
Certificate
is customizable, the choices you make affect how
much you will pay. To help you understand the cost of owning your
Certificate
, the following table shows the lowest and highest cost you could pay
each year
, based on current charges. This estimate assumes that you
do not take withdrawals from the
Certificate
, which could add negative
MVAs that substantially increase costs.

Investment Options Footnotes [Text Block]		As a percentage of Fund net assets.
Lowest Annual Cost [Dollars]		$ 1,234
Highest Annual Cost [Dollars]		$ 2,804
Risks [Table Text Block]
	RISKS	Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Certificate including loss of principal.	Principal Risks of Investing in the Contract and Certificate
Is This a Short-Term Investment?
No.
•
The
Certificate
is not a short-term investment and is not appropriate for
an investor who needs ready access to cash.
•
Surrenders may also be subject to taxes and tax penalties.
•
Surrenders from a
GPA
prior to 30 days before the end of the guarantee
period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the
certificate
account value from the current
GPA
to any of the investment options
available under the
Certificate
, apply the
certificate
account value to an
annuity payout plan, or surrender the value from the current
GPA
(all
subject to applicable surrender, transfer, and annuitization provisions).
If
we do not receive any instructions by the end of the guarantee period, we will automatically transfer the
certificate
account value from the current
GPA
into the shortest
GPA
term available.
•
The benefits of tax deferral and long-term income mean the
Certificate
is
generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract and Certificate Charges and Adjustments – Adjustments – Market Value Adjustments
What Are the Risks Associated With the Investment Options?
•
An investment in the
Certificate
is subject to the risk of poor investment
performance and can vary depending on the performance of the investment options available under the
Certificate
.
•
Each investment option (including under the
GPAs
and any
Fixed Account
investment options) has its own unique risks.
•
You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract and Certificate The Variable Account and the Funds The “Nonunitized” Separate Account and the Guarantee Period Accounts (GPAs) The Fixed Account
What Are the Risks Related to the Insurance Company?
An investment in the
Certificate
is subject to the risks related to us. Any
obligations (including under the
Fixed Account
) or guarantees and benefits
of the
Certificate
that exceed the assets of the Separate Account are
subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
RiverSource Life, including our financial strength ratings, is available by contacting us at
1-800-862-7
919
.
Principal Risks of Investing in the Contract and Certificate The General Account

Key Information, Contract Adjustment Risk [Text Block]
Surrenders from a
GPA
prior to 30 days before the end of the guarantee
period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the
certificate
account value from the current
GPA
to any of the investment options
available under the
Certificate
, apply the
certificate
account value to an
annuity payout plan, or surrender the value from the current
GPA
(all
		subject to applicable surrender, transfer, and annuitization provisions).
Key Information, Default Reallocation Risk [Text Block]	If
we do not receive any instructions by the end of the guarantee period, we will automatically transfer the
certificate
account value from the current
GPA
into the shortest
GPA
term available.
The benefits of tax deferral and long-term income mean the
Certificate
is
generally more beneficial to investors with a long term investment horizon.

Investment Restrictions [Text Block]
Yes.
Subject to certain restrictions, you may transfer your
certificate
account value
among the
subaccount
s without charge at any time before
the
annuitization start date
, and once per
contract year
after the
annuitization start date
.
•
Certain transfers out of the
GPAs
will be subject to an
MVA
.
•
We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•
We reserve the right to add, remove or substitute
funds
as investment
options. We also reserve the right, upon notification to you, to close or restrict any
funds
.

Tax Implications [Text Block]
•
Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Certificate
.
•
If you purchase the
Certificate
through a tax-qualified
plan
or individual
retirement account, you do not get any additional tax benefit.
•
Earnings under your
contract
are taxed at ordinary income tax rates
generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.

Investment Professional Compensation [Text Block]
Your investment professional may receive compensation for selling this
Certificate
to you, in the form of commissions, additional cash benefits
(e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this
Contract
over
another investment for which the investment professional is not compensated or compensated less.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table and Examples
The following tables describe the fees
,
expenses
and adjustments
that you will pay when buying, owning,
surrendering, or making withdrawals from
an investment option or from the Certificate.
Please refer to your
Certificate Data page for information about the specific fees you will pay each year based on the options you have elected.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of certificate account
value is removed from an investment option before the expiration of a specified period.
Adjustments

MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA) (1)	100%
(1)
The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception  applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
The following table describes the fees and expenses that you will pay each year
during the time that you
own the
certificate
 (not including
funds
 fees and expenses).
Annual
Certificate
Expenses
Administrative Expenses

Annual certificate administrative charge	Maximum: $ 50	Current: $ 0
Annual certificate administrative charge if your certificate account value equals or exceeds $50,000	Maximum: $ 20	Current: $ 0
Certificate administrative charge at full surrender	Maximum: $ 50	Current: $ 0
Base
Contract
Expenses

(as a percentage of average daily
certificate account value
in the
variable account
)

Mortality and expense risk fee	0.95%
The next table shows the minimum and maximum total operating expenses charged by the funds
 that you may pay
periodically during the time that you own the
certificate
. Expenses shown may change over time and may be higher
or lower in the future. A complete list of
funds
 available under the
contract
and
certificate
, including their annual
expenses, may be found in Appendix A.
Annual
Fund
Expenses
(1)
Minimum and maximum annual operating expenses for the
funds
(Including management, distribution (12b-1) and/or service fees and other expenses)
(1)

Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.39	2.32
(1)
Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract
owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The
Variable Account
and the
Funds
” for additional information, including potential
conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccount
s
investing in
funds
that have adopted 12b-1
plan
s than if you select
subaccount
s investing in
funds
that have not adopted 12b-1
plan
s. For a
more complete description of each
fund’s
fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the
fund’s
prospectus and SAI.
Examples
These examples are intended to help you compare the cost of investing in a certificate
account with the cost of
investing in other variable annuity
contracts
. These costs include Annual
Contract
Expenses and Annual Fund
expenses.
The examples assume all certificate account value is allocated to the subaccounts. The examples do not reflect the
MVA that only applies to GPAs. Your costs could differ from those shown below if you invest in the GPAs or fixed account investment options.
These examples assume that you invest $100,000 in the
certificate
account for the time periods indicated. These
examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual
Contract
Expenses and Annual Fund Expenses. The “Minimum” example
further assumes the least expensive combination of Annual
Contract
Expenses and Annual Fund Expenses. Although
your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses.
These examples assume the most expensive combination of
certificate
features and benefits and
the maximum fees and expenses of any of the
funds
before fee waivers and/or expense reimbursements. Although your actual costs may be lower, based on these assumptions your costs would be:

If you surrender your certificate account at the end of the applicable time period:				If you do not surrender your certificate account or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 3,402	$ 10,367	$ 17,553	$ 36,537	$ 3,402	$ 10,367	$ 17,553	$ 36,537
Minimum Expenses.
These examples assume the least expensive combination of
certificate
features and benefits and
the minimum fees and expenses of any of the
funds
before fee waivers and/or expense reimbursements. Although your actual costs may be higher, based on these assumptions your costs would be:

If you surrender your certificate account at the end of the applicable time period:				If you do not surrender your certificate account or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 1,374	$ 4,272	$ 7,384	$ 16,208	$ 1,374	$ 4,272	$ 7,384	$ 16,208

Transactions Subject to Contract Adjustment, Fee Table [Text Block]
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of certificate account
value is removed from an investment option before the expiration of a specified period.
Adjustments

MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA) (1)	100%
(1)
The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception  applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.

Annual Contract Expenses [Table Text Block]
The following table describes the fees and expenses that you will pay each year
during the time that you
own the
certificate
 (not including
funds
 fees and expenses).
Annual
Certificate
Expenses
Administrative Expenses

Annual certificate administrative charge	Maximum: $ 50	Current: $ 0
Annual certificate administrative charge if your certificate account value equals or exceeds $50,000	Maximum: $ 20	Current: $ 0
Certificate administrative charge at full surrender	Maximum: $ 50	Current: $ 0
Base
Contract
Expenses

(as a percentage of average daily
certificate account value
in the
variable account
)

Mortality and expense risk fee	0.95%

Administrative Expense, Maximum [Dollars]		$ 50
Administrative Expense, Current [Dollars]		$ 0
Base Contract Expense (of Average Account Value), Current [Percent]		0.95%
Portfolio Company Expenses [Text Block]		(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	[3]	0.39%
Portfolio Company Expenses Maximum [Percent]	[3]	2.32%
Portfolio Company Expenses, Footnotes [Text Block]
(1)
Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract
owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The
Variable Account
and the
Funds
” for additional information, including potential
conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccount
s
investing in
funds
that have adopted 12b-1
plan
s than if you select
subaccount
s investing in
funds
that have not adopted 12b-1
plan
s. For a
more complete description of each
fund’s
fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the
fund’s
prospectus and SAI.

Surrender Example [Table Text Block]
Examples
These examples are intended to help you compare the cost of investing in a certificate
account with the cost of
investing in other variable annuity
contracts
. These costs include Annual
Contract
Expenses and Annual Fund
expenses.
The examples assume all certificate account value is allocated to the subaccounts. The examples do not reflect the
MVA that only applies to GPAs. Your costs could differ from those shown below if you invest in the GPAs or fixed account investment options.
These examples assume that you invest $100,000 in the
certificate
account for the time periods indicated. These
examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual
Contract
Expenses and Annual Fund Expenses. The “Minimum” example
further assumes the least expensive combination of Annual
Contract
Expenses and Annual Fund Expenses. Although
your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses.
These examples assume the most expensive combination of
certificate
features and benefits and
the maximum fees and expenses of any of the
funds
before fee waivers and/or expense reimbursements. Although your actual costs may be lower, based on these assumptions your costs would be:

If you surrender your certificate account at the end of the applicable time period:				If you do not surrender your certificate account or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 3,402	$ 10,367	$ 17,553	$ 36,537	$ 3,402	$ 10,367	$ 17,553	$ 36,537
Minimum Expenses.
These examples assume the least expensive combination of
certificate
features and benefits and
the minimum fees and expenses of any of the
funds
before fee waivers and/or expense reimbursements. Although your actual costs may be higher, based on these assumptions your costs would be:

If you surrender your certificate account at the end of the applicable time period:				If you do not surrender your certificate account or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 1,374	$ 4,272	$ 7,384	$ 16,208	$ 1,374	$ 4,272	$ 7,384	$ 16,208

Surrender Expense, 1 Year, Maximum [Dollars]		$ 3,402
Surrender Expense, 1 Year, Minimum [Dollars]		1,374
Surrender Expense, 3 Years, Maximum [Dollars]		10,367
Surrender Expense, 3 Years, Minimum [Dollars]		4,272
Surrender Expense, 5 Years, Maximum [Dollars]		17,553
Surrender Expense, 5 Years, Minimum [Dollars]		7,384
Surrender Expense, 10 Years, Maximum [Dollars]		36,537
Surrender Expense, 10 Years, Minimum [Dollars]		$ 16,208
Annuitize Example [Table Text Block]
Examples
These examples are intended to help you compare the cost of investing in a certificate
account with the cost of
investing in other variable annuity
contracts
. These costs include Annual
Contract
Expenses and Annual Fund
expenses.
The examples assume all certificate account value is allocated to the subaccounts. The examples do not reflect the
MVA that only applies to GPAs. Your costs could differ from those shown below if you invest in the GPAs or fixed account investment options.
These examples assume that you invest $100,000 in the
certificate
account for the time periods indicated. These
examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual
Contract
Expenses and Annual Fund Expenses. The “Minimum” example
further assumes the least expensive combination of Annual
Contract
Expenses and Annual Fund Expenses. Although
your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses.
These examples assume the most expensive combination of
certificate
features and benefits and
the maximum fees and expenses of any of the
funds
before fee waivers and/or expense reimbursements. Although your actual costs may be lower, based on these assumptions your costs would be:

If you surrender your certificate account at the end of the applicable time period:				If you do not surrender your certificate account or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 3,402	$ 10,367	$ 17,553	$ 36,537	$ 3,402	$ 10,367	$ 17,553	$ 36,537
Minimum Expenses.
These examples assume the least expensive combination of
certificate
features and benefits and
the minimum fees and expenses of any of the
funds
before fee waivers and/or expense reimbursements. Although your actual costs may be higher, based on these assumptions your costs would be:

If you surrender your certificate account at the end of the applicable time period:				If you do not surrender your certificate account or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 1,374	$ 4,272	$ 7,384	$ 16,208	$ 1,374	$ 4,272	$ 7,384	$ 16,208

Annuitized Expense, 1 Year, Maximum [Dollars]		$ 3,402
Annuitized Expense, 1 Year, Minimum [Dollars]		1,374
Annuitized Expense, 3 Years, Maximum [Dollars]		10,367
Annuitized Expense, 3 Years, Minimum [Dollars]		4,272
Annuitized Expense, 5 Years, Maximum [Dollars]		17,553
Annuitized Expense, 5 Years, Minimum [Dollars]		7,384
Annuitized Expense, 10 Years, Maximum [Dollars]		36,537
Annuitized Expense, 10 Years, Minimum [Dollars]		$ 16,208
No Surrender Example [Table Text Block]
Examples
These examples are intended to help you compare the cost of investing in a certificate
account with the cost of
investing in other variable annuity
contracts
. These costs include Annual
Contract
Expenses and Annual Fund
expenses.
The examples assume all certificate account value is allocated to the subaccounts. The examples do not reflect the
MVA that only applies to GPAs. Your costs could differ from those shown below if you invest in the GPAs or fixed account investment options.
These examples assume that you invest $100,000 in the
certificate
account for the time periods indicated. These
examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual
Contract
Expenses and Annual Fund Expenses. The “Minimum” example
further assumes the least expensive combination of Annual
Contract
Expenses and Annual Fund Expenses. Although
your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses.
These examples assume the most expensive combination of
certificate
features and benefits and
the maximum fees and expenses of any of the
funds
before fee waivers and/or expense reimbursements. Although your actual costs may be lower, based on these assumptions your costs would be:

If you surrender your certificate account at the end of the applicable time period:				If you do not surrender your certificate account or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 3,402	$ 10,367	$ 17,553	$ 36,537	$ 3,402	$ 10,367	$ 17,553	$ 36,537
Minimum Expenses.
These examples assume the least expensive combination of
certificate
features and benefits and
the minimum fees and expenses of any of the
funds
before fee waivers and/or expense reimbursements. Although your actual costs may be higher, based on these assumptions your costs would be:

If you surrender your certificate account at the end of the applicable time period:				If you do not surrender your certificate account or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 1,374	$ 4,272	$ 7,384	$ 16,208	$ 1,374	$ 4,272	$ 7,384	$ 16,208

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the
Contract
and
Certificate
Risk of Loss.
Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This certificate is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This certificate is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk.
This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon.
Withdrawal Risk.
You should carefully consider the risks associated with withdrawals under the contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax.
A positive or
negative MVA is assessed if any portion of a Guarantee Period Account is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of your investment in a GPA as a result of a negative MVA.
A withdrawal may reduce the value of your death benefit. A total withdrawal (surrender) will result in the termination of your certificate.
Subaccount Risk.
Amounts that you invest in the subaccounts are subject to the risk of poor investment performance.
You assume the investment risk. Generally, if the subaccounts that you select make money, your certificate account
value goes up, and if they lose money, your certificate account value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount.
You are responsible for selecting subaccounts
that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk
below.
GPA Risk.
Each GPA pays an interest rate declared by us when you make an allocation to that account and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource
Life annuities, product design, competition, and RiverSource Life's revenues and expenses.
We guarantee the certificate account value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPA prior to 30 days before the end of the guarantee period. At all other times, and unless an exception applies, we will apply a MVA if you surrender or transfer certificate account value from a GPA or you elect an annuity payout plan while you have certificate account value invested in a GPA. The MVA may be negative, positive or result in no change depending on how the guaranteed interest rate on your GPA compares to the new interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. You bear the risk of loss of principal due to a negative MVA. Partial surrenders will reduce certain death benefits proportionally based on the percentage of certificate account value that is withdrawn and if you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA and certificate administrative charge, a negative MVA will increase the impact of the partial surrender on the value of the death benefit.
Managed Volatility Fund Risk.
The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the certificate’s guarantees, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your certificate account value and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Purchase Payment Risk.
Your ability to make subsequent purchase payments is subject to restrictions. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
Certificate Changes Risk.
We reserve the right to make certain changes in the future, subject to applicable law. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion.
Financial Strength and Claims-Paying Ability Risk.
All guarantees under the contract and certificate that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity Risk.
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including your information we hold; and
•
denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us.
The risk of cyberattacks may be higher
during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
Potential Adverse Tax Consequences.
Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.

Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]		100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA) (1)	100%

Contract Adjustment, Applicable Period [Text Block]
We guarantee the
certificate account
value allocated to the GPAs, including interest credited, if you do not make any transfers or
surrenders
from the GPAs prior to 30 days before the end of the guarantee period.

Contract Adjustment, Applicable Transaction [Text Block]		At all other times, and unless one of the exceptions described below applies, we will apply an MVA if you make certain transactions while you have certificate account value invested in a GPA.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]		The application of an MVA may result in either a gain or loss. You could lose up to 100 % of the amount surrendered as a result of a negative MVA.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]
When you request an early
surrender
, we adjust the early
surrender
amount by an MVA formula. The MVA is sensitive to
changes in current interest rates. The MVA, which can be zero, positive or negative, reflects the relationship between the guaranteed interest rate that applies to the GPA from which you are taking an early surrender
and the interest rate
we are then currently crediting on new GPAs that mature at the same time. The magnitude of any applicable MVA will depend on the difference in these current guaranteed interest rates at the time of the early surrender
corresponding to
the time remaining in your guarantee period and your guaranteed interest rate.

Contract Adjustment, Relationship to Other Charges [Text Block]
If interest rates have increased, the MVA
will generally be negative and the early
surrender
amount will be less; if interest rates have decreased, the MVA will generally be positive and the early
surrender
amount will be increased. This is summarized in the following table:

If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
The precise MVA formula we apply is as follows:

Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered .
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).

Contract Adjustment, Purpose [Text Block]
Certificate administrative charges and other
charges applicable to your contract
may also apply to an early
surrender
. As
noted above, we do not apply MVAs to the amounts we deduct for fees and charges
. Please note that when you request
an early
surrender
, we
surrender
an amount from your GPA that will give you the net amount you requested after we apply the MVA
 and any applicable certificate administrative charge,
unless you request otherwise.
Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early surrender
would have on your
certificate account
value.
Values fluctuate daily and the actual MVA applied at the time an early
surrender
is processed may be more or less than the values quoted at the time of your call.
Additional information
about MVAs, including MVA examples, is located in the Statement of Additional Information (“SAI”).
The MVA is intended to protect us from losses on the investments we hold to support our guaranteed interest rates when we must pay out amounts that are removed from the GPAs early.

Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]		Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early surrender would have on your certificate account value.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]		Values fluctuate daily and the actual MVA applied at the time an early surrender is processed may be more or less than the values quoted at the time of your call.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the
Contract
and
Certificate
The following table summarizes information about the benefits available under the
Certificate
.

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccount s	N/A	N/A	• Transfers not available to or from the GPAs or the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccount s	N/A	N/A
•
Must be funded with a purchase
payment, not transferred
certificate
account value
•
Only 6-month and 12-month options
may be available
•
Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•
You may not use the GPA account or
the Special DCA
fixed account
as a
destination for the Special DCA
monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccount s to your pre-selected percentages	N/A	N/A
•
You must have $2,000 in
Certificate
account value to
participate.
•
We require 30 days notice for you to
change or cancel the program
•
You can request rebalancing to be
done either quarterly, semiannually
or annually

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	• Additional systematic payments are not allowed with automated partial surrenders • May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Standard Death Benefit (available for certificate owners age 79 and younger)	Provides a guaranteed death benefit equal to the greater of the certificate account value , minus any loan balance, or the Return of Purchase Payment Value (ROPP), minus any loan balance	0.95% of average daily certificate account value in the variable account value	0.95%
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•
Annuitizing the
Certificate
terminates the benefit.

Standard Death Benefit (available for certificate owners age 80 and older)	Provides a guaranteed death benefit equal to the certificate account value , minus any loan balance	0.95% of average daily certificate account value in the variable account value	0.95%	• Annuitizing the Certificate terminates the benefit.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the
Certificate
.

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccount s	N/A	N/A	• Transfers not available to or from the GPAs or the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccount s	N/A	N/A
•
Must be funded with a purchase
payment, not transferred
certificate
account value
•
Only 6-month and 12-month options
may be available
•
Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•
You may not use the GPA account or
the Special DCA
fixed account
as a
destination for the Special DCA
monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccount s to your pre-selected percentages	N/A	N/A
•
You must have $2,000 in
Certificate
account value to
participate.
•
We require 30 days notice for you to
change or cancel the program
•
You can request rebalancing to be
done either quarterly, semiannually
or annually

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	• Additional systematic payments are not allowed with automated partial surrenders • May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Standard Death Benefit (available for certificate owners age 79 and younger)	Provides a guaranteed death benefit equal to the greater of the certificate account value , minus any loan balance, or the Return of Purchase Payment Value (ROPP), minus any loan balance	0.95% of average daily certificate account value in the variable account value	0.95%
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•
Annuitizing the
Certificate
terminates the benefit.

Standard Death Benefit (available for certificate owners age 80 and older)	Provides a guaranteed death benefit equal to the certificate account value , minus any loan balance	0.95% of average daily certificate account value in the variable account value	0.95%	• Annuitizing the Certificate terminates the benefit.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix
A
: Investment Options Available Under the
Contract
and
Certificate
The following is a list of
funds
available under the
contract
and
certificate
. More information about the
funds
is available
in the prospectuses for the
funds
, which may be amended from time to time and can be found online at
riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
The current expenses and performance information below reflects fee and expenses of the funds
, but do not reflect the
other fees and expenses that your
contract
may charge. Expenses would be higher and performance would be lower if these other charges were included. Each
fund’s
past performance is not necessarily an indication of future
performance.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of
funds
available under the
contract
and
certificate
. More information about the
funds
is available
in the prospectuses for the
funds
, which may be amended from time to time and can be found online at
riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
The current expenses and performance information below reflects fee and expenses of the funds
, but do not reflect the
other fees and expenses that your
contract
may charge. Expenses would be higher and performance would be lower if these other charges were included. Each
fund’s
past performance is not necessarily an indication of future
performance.

Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025 )
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) 1 AllianceBernstein L.P.	1.10% 2	13.21%	4.74%	5.25%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.00% 2	6.71%	8.94%	11.85%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.16%	9.25%	(0.96%)	9.94%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) 3 BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, subadviser.	1.01% 2	19.42%	5.51%	7.33%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.96% 2	13.75%	8.45%	9.48%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.84% 2	13.91%	8.59%	9.59%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98% 2	15.30%	12.44%	6.46%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95% 2	17.35%	13.89%	14.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 2) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.96%	15.85%	13.75%	15.69%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	14.35%	13.87%	13.31%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.90% 2	15.56%	11.60%	10.15%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%	12.65%	1.47%	4.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34% 2	30.87%	(1.37%)	7.00%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.59% 2	3.71%	2.79%	1.72%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89% 2	8.49%	3.93%	5.51%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89% 2	8.43%	3.60%	5.17%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.78%	8.84%	(0.68%)	2.52%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50% 2	17.25%	13.84%	14.21%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.38% 2	17.43%	13.98%	14.35%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72% 2	5.98%	(5.48%)	1.31%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.05%	37.96%	8.92%	7.55%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.72% 2	7.55%	1.20%	1.94%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	27.97%	13.32%	12.30%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08% 2	14.86%	7.26%	11.89%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08% 2	13.87%	10.90%	10.17%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.66% 2	6.00%	1.90%	2.94%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10% 2	6.30%	8.66%	7.97%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95% 2	6.88%	1.87%	3.99%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%	8.83%	(0.32%)	1.65%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP ® - BlackRock Global Inflation-Linked Securities Fund (Class 2) (previously CTIVP ® - BlackRock Global Inflation-Protected Securities Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87% 2	3.84%	(1.74%)	1.71%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP ® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.09%	2.11%	6.36%	5.44%
Seeks to provide shareholders with a high level of current income.	CTIVP ® - Fidelity Institutional AM ® Total Bond Fund (Class 2) (previously CTIVP ® - American Century Diversified Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.	0.74%	7.24%	(0.57%)	2.08%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Principal Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.95%	13.49%	10.20%	14.38%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP ® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.94%	12.12%	10.15%	9.64%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP ® - TCW Total Return Bond Fund (Class 2) (previously CTIVP ® - TCW Core Plus Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.75%	7.31%	(0.78%)	1.79%
Seeks to provide shareholders with long-term growth of capital.	CTIVP ® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	2.00%	9.37%	10.43%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Wellington Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.86% 2	19.61%	10.97%	10.43%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.08% 2	10.12%	6.89%	11.90%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Westfield Select Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.94%	16.98%	1.78%	13.02%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B) 3 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.	1.31%	10.03%	4.88%	4.52%
Seeks long-term capital appreciation.	Fidelity ® VIP Contrafund ® Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.79%	21.24%	15.08%	15.49%
Seeks long-term growth of capital.	Fidelity ® VIP Mid Cap Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.80%	11.49%	9.83%	10.31%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity ® VIP Strategic Income Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.88%	8.58%	2.79%	4.40%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund (Class 2) Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund (Class 2) Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) Franklin Mutual Advisers, LLC	0.91% 2	7.65%	8.86%	9.81%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares) 1 Invesco Advisers, Inc.	1.13% 2	8.69%	2.27%	4.91%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II Shares) Invesco Advisers, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks total return	Invesco V.I. Global Strategic Income Fund (Series II Shares) Invesco Advisers, Inc.	1.20% 2	12.75%	1.39%	2.76%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund ® (Series II Shares) Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Service Shares) Janus Henderson Investors US LLC	0.87%	14.84%	8.21%	9.86%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Service Shares) Janus Henderson Investors US LLC	0.82% 2	7.22%	(0.47%)	2.07%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.	Janus Henderson Research Portfolio (Service Shares) Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares) 1 Lazard Asset Management, LLC	1.05% 2	15.72%	5.19%	5.93%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund (Service Class) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	0.86% 2	15.85%	11.47%	10.07%
Seeks total return.	MFS ® Utilities Series (Service Class) Massachusetts Financial Services Company	1.03% 2	14.76%	7.38%	9.22%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio (Class II Shares) Morgan Stanley Investment Management Inc.	1.05% 2	12.44%	(5.46%)	14.04%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)) Neuberger Berman Investment Advisers LLC	1.12%	13.41%	12.54%	12.66%
Seeks to provide total return.	Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class)) Delaware Management Company, adviser; Macquarie Investment Management Global Limited, subadviser.	0.77% 2	16.66%	7.07%	7.84%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio (Advisor Class) 3 Pacific Investment Management Company LLC (PIMCO)	2.23% 2	14.19%	5.49%	6.67%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio (Advisor Class) 3 Pacific Investment Management Company LLC (PIMCO)	1.31% 2	21.77%	6.94%	7.88%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) Pacific Investment Management Company LLC (PIMCO)	0.83%	8.78%	(0.08%)	2.26%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund (Class 2) Franklin Advisers, Inc.	0.75% 2	15.73%	(0.96%)	(0.15%)
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45% 2	164.43%	20.00%	20.89%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2) 3 Columbia Management Investment Advisers, LLC	1.04%	17.63%	8.13%	9.06%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2) 3 Columbia Management Investment Advisers, LLC	0.89% 2	10.21%	1.62%	3.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	1.02% 2	12.15%	4.73%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.99%	9.59%	5.64%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.95%	9.17%	1.15%	3.33%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.97%	11.02%	2.66%	4.53%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	1.01%	14.75%	5.83%	6.95%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.98%	12.87%	4.29%	5.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2) 3 Columbia Management Investment Advisers, LLC	0.96%	13.86%	4.91%	6.42%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2) 3 Columbia Management Investment Advisers, LLC	1.00%	15.71%	6.44%	7.71%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2) 3 Columbia Management Investment Advisers, LLC	0.94%	12.10%	3.18%	4.92%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	7.28%	(0.23%)	1.99%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93% 2	13.14%	13.04%	12.63%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.08%	24.55%	7.02%	6.12%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.08% 2	17.50%	1.36%	5.01%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.05% 2	34.84%	10.14%	6.97%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P. and Segall Bryant & Hamill, LLC, subadvisers.	1.10% 2	7.86%	0.94%	7.72%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.09% 2	7.07%	6.60%	7.06%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.96%	9.22%	3.53%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.93%	11.07%	7.36%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2) 1,3 Columbia Management Investment Advisers, LLC	0.94%	10.10%	5.46%	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio (Class II) Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	9.95%	2.34%	5.09%
1
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
2
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
3
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.

Temporary Fee Reductions, Current Expenses [Text Block]
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is a list of investment options that earn fixed interest for a specified term currently available under the contract
and certificate. We may change the features of the fixed interest options listed below and terminate existing options. We will provide you with written notice before doing so.
See “The ‘Nonunitized’ Separate Account and the
Guarantee Period Accounts (GPAs)” and “The
Fixed Account
” in the prospectus for more information about the fixed
interest investment options.

Fixed Options Available [Table Text Block]
The following is a list of investment options that earn fixed interest for a specified term currently available under the contract
and certificate. We may change the features of the fixed interest options listed below and terminate existing options. We will provide you with written notice before doing so.
See “The ‘Nonunitized’ Separate Account and the
Guarantee Period Accounts (GPAs)” and “The
Fixed Account
” in the prospectus for more information about the fixed
interest investment options.
Note: A positive or negative MVA is assessed if any portion of a GPA is surrendered or transferred more than thirty days before the end of its guarantee period. This may result in a significant reduction in your certificate
account
value.
See “Charges and Adjustments – Adjustments – Market Value Adjustments” in the prospectus for more information about the MVA.

Name	Term	Guaranteed Minimum Interest Rate
1 Year Guarantee Period Account	1 Year	0%
2 Year Guarantee Period Account	2 Years	0%
3 Year Guarantee Period Account	3 Years	0%
4 Year Guarantee Period Account	4 Years	0%
5 Year Guarantee Period Account	5 Years	0%
6 Year Guarantee Period Account	6 Years	0%
7 Year Guarantee Period Account	7 Years	0%
8 Year Guarantee Period Account	8 Years	0%
9 Year Guarantee Period Account	9 Years	0%
10 Year Guarantee Period Account	10 Years	0%

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed
Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we will not apply a contract adjustment.

Name	Term	Certificate Issue Year	Guaranteed Minimum Interest Rate
Loan Account	1 Year	2012	1.00%
		2013	1.00%
		2014	1.00%
		2015	1.00%
		2016	1.00%
		2017	1.00%
		2018	1.00%
		2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%
Name	Term	Certificate Issue Year	Guaranteed Minimum Interest Rate
Special DCA Fixed Account	6 Months	2012	1.00%
		2013	1.00%
		2014	1.00%
		2015	1.00%
		2016	1.00%
		2017	1.00%
		2018	1.00%
		2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%
Special DCA Fixed Account	1 Year	2012	1.00%
		2013	1.00%
		2014	1.00%
		2015	1.00%
		2016	1.00%
		2017	1.00%
		2018	1.00%
		2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment
(a)

Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
RiverSource Guarantee Period Account	600	21,290,150	0	32,188	792,440	Yes

Non-variable Annuities [Line Items]
Non-variable Annuities, Name		RiverSource Guarantee Period Account
Non-variable Annuities, Number Outstanding | CONTRACT		600
Non-variable Annuities, Total Value		$ 21,290,150
Non-variable Annuities, Number Sold | CONTRACT		0
Non-variable Annuities, Gross Premiums		$ 32,188
Non-variable Annuities, Value Redeemed		$ 792,440
Non-variable Annuities, Combination [Flag]		true
C000266993 [Member] | AB VPS Dynamic Asset Allocation Portfolio (Class B) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.
Portfolio Company Name [Text Block]		AB VPS Dynamic Asset Allocation Portfolio(Class B)
Portfolio Company Adviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		1.10%
Average Annual Total Returns, 1 Year [Percent]		13.21%
Average Annual Total Returns, 5 Years [Percent]		4.74%
Average Annual Total Returns, 10 Years [Percent]		5.25%
C000266993 [Member] | AB VPS Large Cap Growth Portfolio (Class B) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]		AB VPS Large Cap Growth Portfolio (Class B)
Portfolio Company Adviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		0.90%
Average Annual Total Returns, 1 Year [Percent]		12.85%
Average Annual Total Returns, 5 Years [Percent]		11.76%
Average Annual Total Returns, 10 Years [Percent]		15.88%
C000266993 [Member] | Allspring VT Opportunity Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]		Allspring VT Opportunity Fund (Class 2)
Portfolio Company Adviser [Text Block]		Allspring Funds Management, LLC, adviser;
Portfolio Company Subadviser [Text Block]		Allspring Global Investments, LLC, subadviser.
Current Expenses [Percent]		1.00%
Average Annual Total Returns, 1 Year [Percent]		6.71%
Average Annual Total Returns, 5 Years [Percent]		8.94%
Average Annual Total Returns, 10 Years [Percent]		11.85%
C000266993 [Member] | Allspring VT Small Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]		Allspring VT Small Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Allspring Funds Management, LLC, adviser;
Portfolio Company Subadviser [Text Block]		Allspring Global Investments, LLC, subadviser.
Current Expenses [Percent]		1.16%
Average Annual Total Returns, 1 Year [Percent]		9.25%
Average Annual Total Returns, 5 Years [Percent]		0.96%
Average Annual Total Returns, 10 Years [Percent]		9.94%
C000266993 [Member] | ALPS Alerian Energy Infrastructure Portfolio (Class III) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]
The Portfolio seeks
investment results that
correspond (before fees
and expenses) generally
to the price and yield
performance of its
underlying index, the
Alerian Midstream
Energy Select Index (the
"Index").

Portfolio Company Name [Text Block]		ALPS | Alerian Energy Infrastructure Portfolio (Class III)
Portfolio Company Adviser [Text Block]		ALPS Advisors, Inc.
Current Expenses [Percent]		1.30%
Average Annual Total Returns, 1 Year [Percent]		4.66%
Average Annual Total Returns, 5 Years [Percent]		22.06%
Average Annual Total Returns, 10 Years [Percent]		10.70%
C000266993 [Member] | BlackRock Global Allocation V.I. Fund (Class III) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks high total investment return.
Portfolio Company Name [Text Block]		BlackRock Global Allocation V.I. Fund(Class III)
Portfolio Company Adviser [Text Block]		BlackRock Advisors, LLC, adviser;
Portfolio Company Subadviser [Text Block]		BlackRock(Singapore) Limited, subadviser.
Current Expenses [Percent]		1.01%
Average Annual Total Returns, 1 Year [Percent]		19.42%
Average Annual Total Returns, 5 Years [Percent]		5.51%
Average Annual Total Returns, 10 Years [Percent]		7.33%
C000266993 [Member] | Columbia Variable Portfolio Balanced Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.96%
Average Annual Total Returns, 1 Year [Percent]		13.75%
Average Annual Total Returns, 5 Years [Percent]		8.45%
Average Annual Total Returns, 10 Years [Percent]		9.48%
C000266993 [Member] | Columbia Variable Portfolio Balanced Fund (Class 3) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.84%
Average Annual Total Returns, 1 Year [Percent]		13.91%
Average Annual Total Returns, 5 Years [Percent]		8.59%
Average Annual Total Returns, 10 Years [Percent]		9.59%
C000266993 [Member] | Columbia Variable Portfolio Commodity Strategy Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with total return.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.98%
Average Annual Total Returns, 1 Year [Percent]		15.30%
Average Annual Total Returns, 5 Years [Percent]		12.44%
Average Annual Total Returns, 10 Years [Percent]		6.46%
C000266993 [Member] | Columbia Variable Portfolio Contrarian Core Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return, consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Contrarian Core Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.95%
Average Annual Total Returns, 1 Year [Percent]		17.35%
Average Annual Total Returns, 5 Years [Percent]		13.89%
Average Annual Total Returns, 10 Years [Percent]		14.03%
C000266993 [Member] | Columbia Variable Portfolio Cornerstone Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Cornerstone Growth Fund (Class 2) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.96%
Average Annual Total Returns, 1 Year [Percent]		15.85%
Average Annual Total Returns, 5 Years [Percent]		13.75%
Average Annual Total Returns, 10 Years [Percent]		15.69%
C000266993 [Member] | Columbia Variable Portfolio Disciplined Core Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Disciplined Core Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.93%
Average Annual Total Returns, 1 Year [Percent]		14.35%
Average Annual Total Returns, 5 Years [Percent]		13.87%
Average Annual Total Returns, 10 Years [Percent]		13.31%
C000266993 [Member] | Columbia Variable Portfolio Dividend Opportunity Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.90%
Average Annual Total Returns, 1 Year [Percent]		15.56%
Average Annual Total Returns, 5 Years [Percent]		11.60%
Average Annual Total Returns, 10 Years [Percent]		10.15%
C000266993 [Member] | Columbia Variable Portfolio Emerging Markets Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.98%
Average Annual Total Returns, 1 Year [Percent]		12.65%
Average Annual Total Returns, 5 Years [Percent]		1.47%
Average Annual Total Returns, 10 Years [Percent]		4.03%
C000266993 [Member] | Columbia Variable Portfolio Emerging Markets Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Emerging Markets Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	1.34%
Average Annual Total Returns, 1 Year [Percent]		30.87%
Average Annual Total Returns, 5 Years [Percent]		(1.37%)
Average Annual Total Returns, 10 Years [Percent]		7.00%
C000266993 [Member] | Columbia Variable Portfolio Government Money Market Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Government Money Market Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.59%
Average Annual Total Returns, 1 Year [Percent]		3.71%
Average Annual Total Returns, 5 Years [Percent]		2.79%
Average Annual Total Returns, 10 Years [Percent]		1.72%
C000266993 [Member] | Columbia Variable Portfolio High Yield Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - High Yield Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.89%
Average Annual Total Returns, 1 Year [Percent]		8.49%
Average Annual Total Returns, 5 Years [Percent]		3.93%
Average Annual Total Returns, 10 Years [Percent]		5.51%
C000266993 [Member] | Columbia Variable Portfolio Income Opportunities Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Income Opportunities Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.89%
Average Annual Total Returns, 1 Year [Percent]		8.43%
Average Annual Total Returns, 5 Years [Percent]		3.60%
Average Annual Total Returns, 10 Years [Percent]		5.17%
C000266993 [Member] | Columbia Variable Portfolio - Large Cap Index Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.50%
Average Annual Total Returns, 1 Year [Percent]		17.25%
Average Annual Total Returns, 5 Years [Percent]		13.84%
Average Annual Total Returns, 10 Years [Percent]		14.21%
C000266993 [Member] | Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.78%
Average Annual Total Returns, 1 Year [Percent]		8.84%
Average Annual Total Returns, 5 Years [Percent]		(0.68%)
Average Annual Total Returns, 10 Years [Percent]		2.52%
C000266993 [Member] | Columbia Variable Portfolio - Large Cap Index Fund (Class 3) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.38%
Average Annual Total Returns, 1 Year [Percent]		17.43%
Average Annual Total Returns, 5 Years [Percent]		13.98%
Average Annual Total Returns, 10 Years [Percent]		14.35%
C000266993 [Member] | Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.72%
Average Annual Total Returns, 1 Year [Percent]		5.98%
Average Annual Total Returns, 5 Years [Percent]		(5.48%)
Average Annual Total Returns, 10 Years [Percent]		1.31%
C000266993 [Member] | Columbia Variable Portfolio - Overseas Core Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Overseas Core Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		1.05%
Average Annual Total Returns, 1 Year [Percent]		37.96%
Average Annual Total Returns, 5 Years [Percent]		8.92%
Average Annual Total Returns, 10 Years [Percent]		7.55%
C000266993 [Member] | Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with high total return through income and growth of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.72%
Average Annual Total Returns, 1 Year [Percent]		7.55%
Average Annual Total Returns, 5 Years [Percent]		1.20%
Average Annual Total Returns, 10 Years [Percent]		1.94%
C000266993 [Member] | Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.94%
Average Annual Total Returns, 1 Year [Percent]		27.97%
Average Annual Total Returns, 5 Years [Percent]		13.32%
Average Annual Total Returns, 10 Years [Percent]		12.30%
C000266993 [Member] | Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with growth of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	1.08%
Average Annual Total Returns, 1 Year [Percent]		14.86%
Average Annual Total Returns, 5 Years [Percent]		7.26%
Average Annual Total Returns, 10 Years [Percent]		11.89%
C000266993 [Member] | Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	1.08%
Average Annual Total Returns, 1 Year [Percent]		13.87%
Average Annual Total Returns, 5 Years [Percent]		10.90%
Average Annual Total Returns, 10 Years [Percent]		10.17%
C000266993 [Member] | Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.66%
Average Annual Total Returns, 1 Year [Percent]		6.00%
Average Annual Total Returns, 5 Years [Percent]		1.90%
Average Annual Total Returns, 10 Years [Percent]		2.94%
C000266993 [Member] | Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	1.10%
Average Annual Total Returns, 1 Year [Percent]		6.30%
Average Annual Total Returns, 5 Years [Percent]		8.66%
Average Annual Total Returns, 10 Years [Percent]		7.97%
C000266993 [Member] | Columbia Variable Portfolio - Strategic Income Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Strategic Income Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.95%
Average Annual Total Returns, 1 Year [Percent]		6.88%
Average Annual Total Returns, 5 Years [Percent]		1.87%
Average Annual Total Returns, 10 Years [Percent]		3.99%
C000266993 [Member] | Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.70%
Average Annual Total Returns, 1 Year [Percent]		8.83%
Average Annual Total Returns, 5 Years [Percent]		(0.32%)
Average Annual Total Returns, 10 Years [Percent]		1.65%
C000266993 [Member] | CTIVP® - BlackRock Global Inflation-Linked Securities Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio Company Name [Text Block]		CTIVP ® - BlackRock Global Inflation-Linked Securities Fund (Class 2) (previously CTIVP ® - BlackRock Global Inflation-Protected Securities Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment AdvisersLLC, adviser;
Portfolio Company Subadviser [Text Block]		BlackRock FinancialManagement, Inc., subadviser
Current Expenses [Percent]	[4]	0.87%
Average Annual Total Returns, 1 Year [Percent]		3.84%
Average Annual Total Returns, 5 Years [Percent]		(1.74%)
Average Annual Total Returns, 10 Years [Percent]		1.71%
C000266993 [Member] | CTIVP® - CenterSquare Real Estate Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with current income and capital appreciation.
Portfolio Company Name [Text Block]		CTIVP ® - CenterSquare Real Estate Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser
Portfolio Company Subadviser [Text Block]		CenterSquare InvestmentManagement LLC, subadviser.
Current Expenses [Percent]		1.09%
Average Annual Total Returns, 1 Year [Percent]		2.11%
Average Annual Total Returns, 5 Years [Percent]		6.36%
Average Annual Total Returns, 10 Years [Percent]		5.44%
C000266993 [Member] | CTIVP® - Fidelity Institutional AM® Total Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with a high level of current income.
Portfolio Company Name [Text Block]		CTIVP ® - Fidelity Institutional AM ® Total Bond Fund (Class 2) (previously CTIVP ® - American Century Diversified Bond Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser;
Portfolio Company Subadviser [Text Block]		FIAM LLC, subadviser;
Current Expenses [Percent]		0.74%
Average Annual Total Returns, 1 Year [Percent]		7.24%
Average Annual Total Returns, 5 Years [Percent]		(0.57%)
Average Annual Total Returns, 10 Years [Percent]		2.08%
C000266993 [Member] | CTIVP® - Principal Large Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		CTIVP ® - Principal Large Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser
Portfolio Company Subadviser [Text Block]		Principal Global Investors, LLC,subadviser.
Current Expenses [Percent]		0.95%
Average Annual Total Returns, 1 Year [Percent]		13.49%
Average Annual Total Returns, 5 Years [Percent]		10.20%
Average Annual Total Returns, 10 Years [Percent]		14.38%
C000266993 [Member] | CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term growth of capital and income.
Portfolio Company Name [Text Block]		CTIVP ® - T. Rowe Price Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser
Portfolio Company Subadviser [Text Block]		T. Rowe Price Associates, Inc.,subadviser.
Current Expenses [Percent]		0.94%
Average Annual Total Returns, 1 Year [Percent]		12.12%
Average Annual Total Returns, 5 Years [Percent]		10.15%
Average Annual Total Returns, 10 Years [Percent]		9.64%
C000266993 [Member] | CTIVP® - TCW Total Return Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio Company Name [Text Block]		CTIVP ® - TCW Total Return Bond Fund (Class 2) (previously CTIVP ® - TCW Core Plus Bond Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser
Portfolio Company Subadviser [Text Block]		TCW Investment ManagementCompany LLC, subadviser.
Current Expenses [Percent]		0.75%
Average Annual Total Returns, 1 Year [Percent]		7.31%
Average Annual Total Returns, 5 Years [Percent]		(0.78%)
Average Annual Total Returns, 10 Years [Percent]		1.79%
C000266993 [Member] | CTIVP® - Victory Sycamore Established Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]		CTIVP ® - Victory Sycamore Established Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser;
Portfolio Company Subadviser [Text Block]		Victory Capital ManagementInc., subadviser.
Current Expenses [Percent]		1.07%
Average Annual Total Returns, 1 Year [Percent]		2.00%
Average Annual Total Returns, 5 Years [Percent]		9.37%
Average Annual Total Returns, 10 Years [Percent]		10.43%
C000266993 [Member] | CTIVP® - Wellington Large Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		CTIVP ® - Wellington Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser
Portfolio Company Subadviser [Text Block]		Wellington ManagementCompany LLP, subadviser
Current Expenses [Percent]		0.86%
Average Annual Total Returns, 1 Year [Percent]		19.61%
Average Annual Total Returns, 5 Years [Percent]		10.97%
Average Annual Total Returns, 10 Years [Percent]		10.43%
C000266993 [Member] | CTIVP® - Westfield Mid Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		CTIVP ® - Westfield Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser
Portfolio Company Subadviser [Text Block]		Westfield Capital ManagementCompany, L.P., subadviser.
Current Expenses [Percent]		1.08%
Average Annual Total Returns, 1 Year [Percent]		10.12%
Average Annual Total Returns, 5 Years [Percent]		6.89%
Average Annual Total Returns, 10 Years [Percent]		11.90%
C000266993 [Member] | CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		CTIVP ® - Westfield Select Large Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser;
Portfolio Company Subadviser [Text Block]		Westfield Capital ManagementCompany, L.P., subadviser.
Current Expenses [Percent]		0.94%
Average Annual Total Returns, 1 Year [Percent]		16.98%
Average Annual Total Returns, 5 Years [Percent]		1.78%
Average Annual Total Returns, 10 Years [Percent]		13.02%
C000266993 [Member] | DWS Alternative Asset Allocation VIP (Class B) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]		DWS Alternative Asset Allocation VIP(Class B)
Portfolio Company Adviser [Text Block]		DWS Investment Management AmericasInc., adviser
Portfolio Company Subadviser [Text Block]		RREEF America L.L.C.,subadviser.
Current Expenses [Percent]		1.31%
Average Annual Total Returns, 1 Year [Percent]		10.03%
Average Annual Total Returns, 5 Years [Percent]		4.88%
Average Annual Total Returns, 10 Years [Percent]		4.52%
C000266993 [Member] | Fidelity® VIP Contrafund® Portfolio (Service Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]		Fidelity ® VIP Contrafund ® Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]		Fidelity Management & Research Company,adviser
Portfolio Company Subadviser [Text Block]		Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]		0.79%
Average Annual Total Returns, 1 Year [Percent]		21.24%
Average Annual Total Returns, 5 Years [Percent]		15.08%
Average Annual Total Returns, 10 Years [Percent]		15.49%
C000266993 [Member] | Fidelity® VIP Mid Cap Portfolio (Service Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]		Fidelity ® VIP Mid Cap Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]		Fidelity Management & Research Company,adviser
Portfolio Company Subadviser [Text Block]		Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]		0.80%
Average Annual Total Returns, 1 Year [Percent]		11.49%
Average Annual Total Returns, 5 Years [Percent]		9.83%
Average Annual Total Returns, 10 Years [Percent]		10.31%
C000266993 [Member] | Fidelity® VIP Strategic Income Portfolio (Service Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks a high level of current income and may also seek capital appreciation.
Portfolio Company Name [Text Block]		Fidelity ® VIP Strategic Income Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]		Fidelity Management & Research Company,adviser
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research
Company (UK) Limited, Fidelity
Management & Research Company (Hong
Kong) Limited, Fidelity Management &
Research Company (Japan) Limited, FIL
Investment Advisers, FIL Investment
Advisers (UK) Limited and FIL Investments
(Japan) Limited, subadvisers.

Current Expenses [Percent]		0.88%
Average Annual Total Returns, 1 Year [Percent]		8.58%
Average Annual Total Returns, 5 Years [Percent]		2.79%
Average Annual Total Returns, 10 Years [Percent]		4.40%
C000266993 [Member] | Franklin Income VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.
Portfolio Company Name [Text Block]		Franklin Income VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]		Franklin Advisers, Inc.
Current Expenses [Percent]		0.72%
Average Annual Total Returns, 1 Year [Percent]		12.56%
Average Annual Total Returns, 5 Years [Percent]		7.66%
Average Annual Total Returns, 10 Years [Percent]		7.30%
C000266993 [Member] | Franklin Mutual Shares VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]
Seeks capital
appreciation, with
income as a secondary
goal. Under normal
market conditions, the
fund invests primarily in
U.S. and foreign equity
securities that the
investment manager
believes are
undervalued.

Portfolio Company Name [Text Block]		Franklin Mutual Shares VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]		Franklin Mutual Advisers, LLC
Current Expenses [Percent]		0.94%
Average Annual Total Returns, 1 Year [Percent]		11.52%
Average Annual Total Returns, 5 Years [Percent]		9.20%
Average Annual Total Returns, 10 Years [Percent]		7.53%
C000266993 [Member] | Franklin Small Cap Value VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Name [Text Block]		Franklin Small Cap Value VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]		Franklin Mutual Advisers, LLC
Current Expenses [Percent]	[4]	0.91%
Average Annual Total Returns, 1 Year [Percent]		7.65%
Average Annual Total Returns, 5 Years [Percent]		8.86%
Average Annual Total Returns, 10 Years [Percent]		9.81%
C000266993 [Member] | Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	[4]	Invesco V.I. Balanced-Risk Allocation Fund(Series II Shares)
Portfolio Company Adviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]	[4]	1.13%
Average Annual Total Returns, 1 Year [Percent]		8.69%
Average Annual Total Returns, 5 Years [Percent]		2.27%
Average Annual Total Returns, 10 Years [Percent]		4.91%
C000266993 [Member] | Invesco V.I. Global Fund (Series II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]		Invesco V.I. Global Fund (Series II Shares)
Portfolio Company Adviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]		1.06%
Average Annual Total Returns, 1 Year [Percent]		15.05%
Average Annual Total Returns, 5 Years [Percent]		7.01%
Average Annual Total Returns, 10 Years [Percent]		10.72%
C000266993 [Member] | Invesco V.I. Global Strategic Income Fund (Series II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return
Portfolio Company Name [Text Block]		Invesco V.I. Global Strategic Income Fund (Series II Shares)
Portfolio Company Adviser [Text Block]		Invesco Advisers, Inc
Current Expenses [Percent]	[4]	1.20%
Average Annual Total Returns, 1 Year [Percent]		12.75%
Average Annual Total Returns, 5 Years [Percent]		1.39%
Average Annual Total Returns, 10 Years [Percent]		2.76%
C000266993 [Member] | Invesco V.I. Main Street Small Cap Fund® (Series II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]		Invesco V.I. Main Street Small Cap Fund ® (Series II Shares)
Portfolio Company Adviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]		1.09%
Average Annual Total Returns, 1 Year [Percent]		8.44%
Average Annual Total Returns, 5 Years [Percent]		8.07%
Average Annual Total Returns, 10 Years [Percent]		10.31%
C000266993 [Member] | Janus Henderson Balanced Portfolio (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]		Janus Henderson Balanced Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]		Janus Henderson Investors US LLC
Current Expenses [Percent]		0.87%
Average Annual Total Returns, 1 Year [Percent]		14.84%
Average Annual Total Returns, 5 Years [Percent]		8.21%
Average Annual Total Returns, 10 Years [Percent]		9.86%
C000266993 [Member] | Janus Henderson Flexible Bond Portfolio (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]		Janus Henderson Flexible Bond Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]		Janus Henderson Investors US LLC
Current Expenses [Percent]	[4]	0.82%
Average Annual Total Returns, 1 Year [Percent]		7.22%
Average Annual Total Returns, 5 Years [Percent]		(0.47%)
Average Annual Total Returns, 10 Years [Percent]		2.07%
C000266993 [Member] | Janus Henderson Research Portfolio (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.
Portfolio Company Name [Text Block]		Janus Henderson Research Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]		Janus Henderson Investors US LLC
Current Expenses [Percent]		1.07%
Average Annual Total Returns, 1 Year [Percent]		18.10%
Average Annual Total Returns, 5 Years [Percent]		13.83%
Average Annual Total Returns, 10 Years [Percent]		15.59%
C000266993 [Member] | Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return.
Portfolio Company Name [Text Block]	[4]	Lazard Retirement Global DynamicMulti-Asset Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]		Lazard Asset Management, LLC
Current Expenses [Percent]	[4]	1.05%
Average Annual Total Returns, 1 Year [Percent]		15.72%
Average Annual Total Returns, 5 Years [Percent]		5.19%
Average Annual Total Returns, 10 Years [Percent]		5.93%
C000266993 [Member] | LVIP American Century Value Fund (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]		LVIP American Century Value Fund (Service Class)
Portfolio Company Adviser [Text Block]		Lincoln Financial Investments Corporation,adviser
Portfolio Company Subadviser [Text Block]		American Century InvestmentManagement, Inc., subadviser.
Current Expenses [Percent]	[4]	0.86%
Average Annual Total Returns, 1 Year [Percent]		15.85%
Average Annual Total Returns, 5 Years [Percent]		11.47%
Average Annual Total Returns, 10 Years [Percent]		10.07%
C000266993 [Member] | MFS® Utilities Series (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return.
Portfolio Company Name [Text Block]		MFS ® Utilities Series (Service Class)
Portfolio Company Adviser [Text Block]		Massachusetts Financial Services Company
Current Expenses [Percent]	[4]	1.03%
Average Annual Total Returns, 1 Year [Percent]		14.76%
Average Annual Total Returns, 5 Years [Percent]		7.38%
Average Annual Total Returns, 10 Years [Percent]		9.22%
C000266993 [Member] | Morgan Stanley VIF Discovery Portfolio (Class II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Portfolio Company Name [Text Block]		Morgan Stanley VIF Discovery Portfolio (Class II Shares)
Portfolio Company Adviser [Text Block]		Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	[4]	1.05%
Average Annual Total Returns, 1 Year [Percent]		12.44%
Average Annual Total Returns, 5 Years [Percent]		(5.46%)
Average Annual Total Returns, 10 Years [Percent]		14.04%
C000266993 [Member] | Neuberger Berman AMT Quality Equity Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]		Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S))
Portfolio Company Adviser [Text Block]		Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]		1.12%
Average Annual Total Returns, 1 Year [Percent]		13.41%
Average Annual Total Returns, 5 Years [Percent]		12.54%
Average Annual Total Returns, 10 Years [Percent]		12.66%
C000266993 [Member] | Nomura VIP Asset Strategy Series (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide total return.
Portfolio Company Name [Text Block]		Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class))
Portfolio Company Adviser [Text Block]		Delaware Management Company, adviser;
Portfolio Company Subadviser [Text Block]		Macquarie Investment Management Global Limited, subadviser.
Current Expenses [Percent]	[4]	0.77%
Average Annual Total Returns, 1 Year [Percent]		16.66%
Average Annual Total Returns, 5 Years [Percent]		7.07%
Average Annual Total Returns, 10 Years [Percent]		7.84%
C000266993 [Member] | PIMCO VIT All Asset Portfolio (Advisor Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	[5]	PIMCO VIT All Asset Portfolio (AdvisorClass)
Portfolio Company Adviser [Text Block]		Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	[4]	2.23%
Average Annual Total Returns, 1 Year [Percent]		14.19%
Average Annual Total Returns, 5 Years [Percent]		5.49%
Average Annual Total Returns, 10 Years [Percent]		6.67%
C000266993 [Member] | PIMCO VIT Global Managed Asset Allocation Portfolio (Advisor Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Portfolio Company Name [Text Block]	[5]	PIMCO VIT Global Managed Asset AllocationPortfolio (Advisor Class)
Portfolio Company Adviser [Text Block]		Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	[4]	1.31%
Average Annual Total Returns, 1 Year [Percent]		21.77%
Average Annual Total Returns, 5 Years [Percent]		6.94%
Average Annual Total Returns, 10 Years [Percent]		7.88%
C000266993 [Member] | PIMCO VIT Total Return Portfolio (Advisor Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]		PIMCO VIT Total Return Portfolio (Advisor Class)
Portfolio Company Adviser [Text Block]		Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]		0.83%
Average Annual Total Returns, 1 Year [Percent]		8.78%
Average Annual Total Returns, 5 Years [Percent]		(0.08%)
Average Annual Total Returns, 10 Years [Percent]		2.26%
C000266993 [Member] | Templeton Global Bond VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]
Seeks high current
income, consistent with
preservation of capital,
with capital appreciation
as a secondary
consideration. Under
normal market
conditions, the fund
invests at least 80% of
its net assets in debt
securities of any
maturity.

Portfolio Company Name [Text Block]		Templeton Global Bond VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]		Franklin Advisers, Inc.
Current Expenses [Percent]	[4]	0.75%
Average Annual Total Returns, 1 Year [Percent]		15.73%
Average Annual Total Returns, 5 Years [Percent]		(0.96%)
Average Annual Total Returns, 10 Years [Percent]		(0.15%)
C000266993 [Member] | VanEck VIP Global Gold Fund (Class S Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Portfolio Company Name [Text Block]		VanEck VIP Global Gold Fund (Class S Shares)
Portfolio Company Adviser [Text Block]		Van Eck Associates Corporation
Current Expenses [Percent]	[4]	1.45%
Average Annual Total Returns, 1 Year [Percent]		164.43%
Average Annual Total Returns, 5 Years [Percent]		20.00%
Average Annual Total Returns, 10 Years [Percent]		20.89%
C000266993 [Member] | Variable Portfolio - Aggressive Portfolio (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio Company Name [Text Block]	[5]	Variable Portfolio - Aggressive Portfolio(Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		1.04%
Average Annual Total Returns, 1 Year [Percent]		17.63%
Average Annual Total Returns, 5 Years [Percent]		8.13%
Average Annual Total Returns, 10 Years [Percent]		9.06%
C000266993 [Member] | Variable Portfolio - Conservative Portfolio (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio Company Name [Text Block]	[5]	Variable Portfolio - Conservative Portfolio(Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	0.89%
Average Annual Total Returns, 1 Year [Percent]		10.21%
Average Annual Total Returns, 5 Years [Percent]		1.62%
Average Annual Total Returns, 10 Years [Percent]		3.53%
C000266993 [Member] | Variable Portfolio - Managed Risk Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[5],[6]	Variable Portfolio - Managed Risk Fund(Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[4]	1.02%
Average Annual Total Returns, 1 Year [Percent]		12.15%
Average Annual Total Returns, 5 Years [Percent]		4.73%
C000266993 [Member] | Variable Portfolio - Managed Risk U.S. Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[5],[6]	Variable Portfolio - Managed Risk U.S. Fund(Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.99%
Average Annual Total Returns, 1 Year [Percent]		9.59%
Average Annual Total Returns, 5 Years [Percent]		5.64%
C000266993 [Member] | Variable Portfolio - Managed Volatility Conservative Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[5],[6]	Variable Portfolio - Managed VolatilityConservative Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.95%
Average Annual Total Returns, 1 Year [Percent]		9.17%
Average Annual Total Returns, 5 Years [Percent]		1.15%
Average Annual Total Returns, 10 Years [Percent]		3.33%
C000266993 [Member] | Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[5],[6]	Variable Portfolio - Managed VolatilityConservative Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.97%
Average Annual Total Returns, 1 Year [Percent]		11.02%
Average Annual Total Returns, 5 Years [Percent]		2.66%
Average Annual Total Returns, 10 Years [Percent]		4.53%
C000266993 [Member] | Variable Portfolio - Managed Volatility Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[5],[6]	Variable Portfolio - Managed Volatility GrowthFund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		1.01%
Average Annual Total Returns, 1 Year [Percent]		14.75%
Average Annual Total Returns, 5 Years [Percent]		5.83%
Average Annual Total Returns, 10 Years [Percent]		6.95%
C000266993 [Member] | Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	[5],[6]	Variable Portfolio - Managed VolatilityModerate Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.98%
Average Annual Total Returns, 1 Year [Percent]		12.87%
Average Annual Total Returns, 5 Years [Percent]		4.29%
Average Annual Total Returns, 10 Years [Percent]		5.82%
C000266993 [Member] | Variable Portfolio - Moderate Portfolio (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio Company Name [Text Block]	[5]	Variable Portfolio - Moderate Portfolio(Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.96%
Average Annual Total Returns, 1 Year [Percent]		13.86%
Average Annual Total Returns, 5 Years [Percent]		4.91%
Average Annual Total Returns, 10 Years [Percent]		6.42%
C000266993 [Member] | Variable Portfolio - Moderately Aggressive Portfolio (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio Company Name [Text Block]	[5]	Variable Portfolio - Moderately AggressivePortfolio (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		1.00%
Average Annual Total Returns, 1 Year [Percent]		15.71%
Average Annual Total Returns, 5 Years [Percent]		6.44%
Average Annual Total Returns, 10 Years [Percent]		7.71%
C000266993 [Member] | Variable Portfolio - Moderately Conservative Portfolio (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio Company Name [Text Block]	[5]	Variable Portfolio - Moderately ConservativePortfolio (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.94%
Average Annual Total Returns, 1 Year [Percent]		12.10%
Average Annual Total Returns, 5 Years [Percent]		3.18%
Average Annual Total Returns, 10 Years [Percent]		4.92%
C000266993 [Member] | Variable Portfolio - Partners Core Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners Core Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser;
Portfolio Company Subadviser [Text Block]		J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]		0.73%
Average Annual Total Returns, 1 Year [Percent]		7.28%
Average Annual Total Returns, 5 Years [Percent]		(0.23%)
Average Annual Total Returns, 10 Years [Percent]		1.99%
C000266993 [Member] | Variable Portfolio - Partners Core Equity Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser;
Portfolio Company Subadviser [Text Block]		J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.
Current Expenses [Percent]	[4]	0.93%
Average Annual Total Returns, 1 Year [Percent]		13.14%
Average Annual Total Returns, 5 Years [Percent]		13.04%
Average Annual Total Returns, 10 Years [Percent]		12.63%
C000266993 [Member] | Variable Portfolio - Partners International Core Equity Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners International Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser;
Portfolio Company Subadviser [Text Block]		Schroder InvestmentManagement North America Inc.,subadviser;
Current Expenses [Percent]		1.08%
Average Annual Total Returns, 1 Year [Percent]		24.55%
Average Annual Total Returns, 5 Years [Percent]		7.02%
Average Annual Total Returns, 10 Years [Percent]		6.12%
C000266993 [Member] | Variable Portfolio - Partners International Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners International Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment AdvisersLLC, adviser;
Portfolio Company Subadviser [Text Block]		William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.
Current Expenses [Percent]	[4]	1.08%
Average Annual Total Returns, 1 Year [Percent]		17.50%
Average Annual Total Returns, 5 Years [Percent]		1.36%
Average Annual Total Returns, 10 Years [Percent]		5.01%
C000266993 [Member] | Variable Portfolio - Partners International Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners International Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser
Portfolio Company Subadviser [Text Block]		Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.
Current Expenses [Percent]	[4]	1.05%
Average Annual Total Returns, 1 Year [Percent]		34.84%
Average Annual Total Returns, 5 Years [Percent]		10.14%
Average Annual Total Returns, 10 Years [Percent]		6.97%
C000266993 [Member] | Variable Portfolio - Partners Small Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,LLC, adviser
Portfolio Company Subadviser [Text Block]		Goldman Sachs Asset Management, L.P. and Segall Bryant & Hamill, LLC, subadvisers.
Current Expenses [Percent]	[4]	1.10%
Average Annual Total Returns, 1 Year [Percent]		7.86%
Average Annual Total Returns, 5 Years [Percent]		0.94%
Average Annual Total Returns, 10 Years [Percent]		7.72%
C000266993 [Member] | Variable Portfolio - Partners Small Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers,
Portfolio Company Subadviser [Text Block]		Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.
Current Expenses [Percent]	[4]	1.09%
Average Annual Total Returns, 1 Year [Percent]		7.07%
Average Annual Total Returns, 5 Years [Percent]		6.60%
Average Annual Total Returns, 10 Years [Percent]		7.06%
C000266993 [Member] | Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[5],[6]	Variable Portfolio - U.S. Flexible ConservativeGrowth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC LLC, adviser
Current Expenses [Percent]		0.96%
Average Annual Total Returns, 1 Year [Percent]		9.22%
Average Annual Total Returns, 5 Years [Percent]		3.53%
C000266993 [Member] | Variable Portfolio - U.S. Flexible Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[5],[6]	Variable Portfolio - U.S. Flexible Growth Fund(Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.93%
Average Annual Total Returns, 1 Year [Percent]		11.07%
Average Annual Total Returns, 5 Years [Percent]		7.36%
C000266993 [Member] | Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[5],[6]	Variable Portfolio - U.S. Flexible ModerateGrowth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.94%
Average Annual Total Returns, 1 Year [Percent]		10.10%
Average Annual Total Returns, 5 Years [Percent]		5.46%
C000266993 [Member] | Western Asset Variable Global High Yield Bond Portfolio (Class II) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to maximize total return.
Portfolio Company Name [Text Block]		Western Asset Variable Global High Yield Bond Portfolio (Class II)
Portfolio Company Adviser [Text Block]		Franklin Templeton Fund Adviser, LLC,adviser
Portfolio Company Subadviser [Text Block]		Western Asset ManagementCompany, LLC, subadviser.
Current Expenses [Percent]		1.06%
Average Annual Total Returns, 1 Year [Percent]		9.95%
Average Annual Total Returns, 5 Years [Percent]		2.34%
Average Annual Total Returns, 10 Years [Percent]		5.09%
C000266993 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Benefits in Case of Death
– Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with a certificate account value greater than zero.
If you are age 79 or younger on the date we issue the certificate, the beneficiary receives the greater of:
•
the certificate account value, minus any loan balance; or
•
the Return of Purchase Payments (ROPP) value, minus any loan balance.
If you are age 80 or older on the certificate date, the beneficiary receives the certificate account value, minus any loan balance.
Here are some terms that are used to describe the death benefit:
ROPP Value:
is the total purchase payments on the certificate issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
If you take a partial surrender, the applicable ROPP Value will be reduced proportionally based on the percentage of certificate account value that is withdrawn. This means that if the certificate account value is higher than the ROPP
Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the certificate account value is lower than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is more than the dollar amount withdrawn.

Adjusted partial surrenders	=	a X b
c

a	=	amount by which the certificate account value is reduced as a result of the partial surrender.
b	=	the ROPP value on the date of (but prior to) the partial surrender.
c	=	the certificate account value on the date of (but prior to) the partial surrender.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the certificate account value on the date of the continuation after any increase to the certificate account value due to the death benefit that would otherwise have been paid.
Example of death benefit calculation when you are age 79 or younger on the certificate effective date:
•
You purchase the certificate with a payment of $20,000
•
During the second certificate year the certificate account value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a certificate account value of $16,500.

We calculate the death benefit as follows, assuming $0 loan balance:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$ 20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
The death benefit is the ROPP value of:	$ 18,333
since this is greater than your certificate account value of $16,500
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate account value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.
The death benefit for each beneficiary will be payable in a lump sum on the valuation date we receive due proof of death from that beneficiary. The beneficiary may elect to receive payment anytime within five years after the date of death.
Some beneficiaries may have additional options. In lieu of a lump sum, your designated beneficiary may elect to receive regular installment payments under one of the following options:
a.
If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date, as defined by Code. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your
Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your
Required Beginning Date. Eligible designated beneficiaries include:
•
the surviving spouse;
•
a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death);
•
disabled within the meaning of Code section 72(m)(7);
•
chronically ill within the meaning of Code section 7702B(c)(2);
•
any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date.
We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract and:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•
the payout period does not extend beyond December 31 of the 10 th
year following your death or the applicable
life expectancy for an eligible designated beneficiary.
In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or annuitize the contract to deplete it within 10 years of your beneficiary’s death.
b.
If, upon your death, the designated beneficiary does not elect one of the irrevocable annuity payment plans (A through E), or a single sum distribution, then the designated beneficiary may elect to receive payments according to an alternative plan as agreed to by us provided:
•
the designated beneficiary elects the plan at the time we receive due proof of death;
•
if your sole designated beneficiary is your surviving spouse, your entire interest will be distributed, beginning no later than the later of December 31 of the calendar year following the calendar year of your death or
December 31 of the calendar year in which you would have attained age 73, over the life of the surviving spouse or over a period not extending beyond the life expectancy of the surviving spouse. If the surviving spouse dies before distributions commence, the remaining interest will be distributed, beginning no later than December 31 following the calendar year of the surviving spouse’s death, over the spouse’s designated beneficiary’s remaining life expectancy determined using such beneficiary’s age as of his or her birthday in the year following the death of the spouse; or
•
if your sole designated beneficiary is someone other than your surviving spouse, your entire interest will be distributed, beginning no later than the end of the calendar year following the calendar year of your death, over the remaining life expectancy of the designated beneficiary, with such life expectancy determined using the age of the beneficiary as of his or her birthday in the year following the year of your death and reduced by 1 for each subsequent year;
•
if you die before your Required Beginning Date and there is no designated beneficiary, or if elected by the designated beneficiary, your entire interest will be distributed by December 31 of the calendar year containing the fifth anniversary of your death (or of the spouse’s death if the designated beneficiary was your surviving spouse and the spouse dies before distributions are required to begin);
•
if you die on or after your Required Beginning Date and there is no designated beneficiary, your entire interest will be distributed, beginning no later than December 31 of the calendar year following the calendar year of your death, over your remaining life expectancy determined using your age in the year of your death and reduced by 1 for each subsequent year.

Calculation Method of Benefit [Text Block]
Example of death benefit calculation when you are age 79 or younger on the certificate effective date:
•
You purchase the certificate with a payment of $20,000
•
During the second certificate year the certificate account value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a certificate account value of $16,500.

We calculate the death benefit as follows, assuming $0 loan balance:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$ 20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
The death benefit is the ROPP value of:	$ 18,333
since this is greater than your certificate account value of $16,500

C000266993 [Member] | Account Value Equals or Exceeds 50,000 [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]		$ 20
Administrative Expense, Current [Dollars]		0
C000266993 [Member] | Charge at Full Surrender [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]		50
Administrative Expense, Current [Dollars]		$ 0
C000266993 [Member] | Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Dollar Cost Averaging
Purpose of Benefit [Text Block]		Allows the systematic transfer of a specified dollar amount among the subaccount s
Brief Restrictions / Limitations [Text Block]		• Transfers not available to or from the GPAs or the Special DCA fixed account
Name of Benefit [Text Block]		Dollar Cost Averaging
C000266993 [Member] | Special Dollar Cost Averaging (SDCA) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Special Dollar Cost Averaging (SDCA)
Purpose of Benefit [Text Block]		Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccount s
Brief Restrictions / Limitations [Text Block]
•
Must be funded with a purchase
payment, not transferred
certificate
account value
•
Only 6-month and 12-month options
may be available
•
Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•
You may not use the GPA account or
the Special DCA
fixed account
as a
destination for the Special DCA
monthly transfer.

Name of Benefit [Text Block]		Special Dollar Cost Averaging (SDCA)
C000266993 [Member] | Asset Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Asset Rebalancing
Purpose of Benefit [Text Block]		Allows you to have your investments periodically rebalanced among the subaccount s to your pre-selected percentages
Brief Restrictions / Limitations [Text Block]
•
You must have $2,000 in
Certificate
account value to
participate.
•
We require 30 days notice for you to
change or cancel the program
•
You can request rebalancing to be
done either quarterly, semiannually
or annually

Name of Benefit [Text Block]		Asset Rebalancing
C000266993 [Member] | Automated Partial Surrenders Systematic Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Automated Partial Surrenders/ Systematic Withdrawals
Purpose of Benefit [Text Block]		Allows automated partial surrenders from the contract
Brief Restrictions / Limitations [Text Block]		• Additional systematic payments are not allowed with automated partial surrenders • May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Name of Benefit [Text Block]		Automated Partial Surrenders/ Systematic Withdrawals
C000266993 [Member] | Standard Death Benefit (available for certificate owners age 79 and younger) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Standard Death Benefit (available for certificate owners age 79 and younger)
Purpose of Benefit [Text Block]		Provides a guaranteed death benefit equal to the greater of the certificate account value , minus any loan balance, or the Return of Purchase Payment Value (ROPP), minus any loan balance
Standard Benefit Expense (of Benefit Base), Maximum [Percent]		0.95%
Standard Benefit Expense (of Benefit Base), Current [Percent]		0.95%
Brief Restrictions / Limitations [Text Block]
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•
Annuitizing the
Certificate
terminates the benefit.

Name of Benefit [Text Block]		Standard Death Benefit (available for certificate owners age 79 and younger)
C000266993 [Member] | Standard Death Benefit (available for certificate owners age 80 and older) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Standard Death Benefit (available for certificate owners age 80 and older)
Purpose of Benefit [Text Block]		Provides a guaranteed death benefit equal to the certificate account value , minus any loan balance
Standard Benefit Expense (of Benefit Base), Maximum [Percent]		0.95%
Standard Benefit Expense (of Benefit Base), Current [Percent]		0.95%
Brief Restrictions / Limitations [Text Block]		• Annuitizing the Certificate terminates the benefit.
Name of Benefit [Text Block]		Standard Death Benefit (available for certificate owners age 80 and older)
C000266993 [Member] | Market Value Adjustment [Member]
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]
You could lose up to
100
% of the amount withdrawn from
a
GPA
as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $
100,000
of your investment. This loss will be
greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.

Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $
100,000
of your investment. This loss will be
greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.

Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	[7]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
Adjustments
Market Value Adjustments

We guarantee the
certificate account
value allocated to the GPAs, including interest credited, if you do not make any transfers or
surrenders
from the GPAs prior to 30 days before the end of the guarantee period.
At all other times, and
unless one of the exceptions described below applies, we will apply an MVA if you make certain transactions while you have
certificate account
value invested in a GPA.
The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception  applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.

No MVA will apply to amounts deducted for fees and charges.
The application of an MVA may result in either a gain or loss. You could lose up to
100
% of the amount
surrendered
as
a result of a negative MVA.
Under certain death benefits, the value of the death benefit is reduced proportionally when you take a partial
surrender
based on the percentage of
certificate account
value that is withdrawn. If you request a
partial
surrender
from the GPAs that will give you the net amount you requested after we apply any applicable MVA
 and
certificate administrative charge
, the MVA could increase or decrease the percentage of
certificate account
value that is
withdrawn.
In these circumstances, a negative MVA would increase the impact of a partial surrender
on the value of the
death benefit.
When you request an early
surrender
, we adjust the early
surrender
amount by an MVA formula. The MVA is sensitive to
changes in current interest rates. The MVA, which can be zero, positive or negative, reflects the relationship between the guaranteed interest rate that applies to the GPA from which you are taking an early surrender
and the interest rate
we are then currently crediting on new GPAs that mature at the same time. The magnitude of any applicable MVA will depend on the difference in these current guaranteed interest rates at the time of the early surrender
corresponding to
the time remaining in your guarantee period and your guaranteed interest rate.
If interest rates have increased, the MVA
will generally be negative and the early
surrender
amount will be less; if interest rates have decreased, the MVA will generally be positive and the early
surrender
amount will be increased. This is summarized in the following table:

If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
The precise MVA formula we apply is as follows:

Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered .
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
Certificate administrative charges and other
charges applicable to your contract
may also apply to an early
surrender
. As
noted above, we do not apply MVAs to the amounts we deduct for fees and charges
. Please note that when you request
an early
surrender
, we
surrender
an amount from your GPA that will give you the net amount you requested after we apply the MVA
 and any applicable certificate administrative charge,
unless you request otherwise.
Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early surrender
would have on your
certificate account
value.
Values fluctuate daily and the actual MVA applied at the time an early
surrender
is processed may be more or less than the values quoted at the time of your call.
Additional information
about MVAs, including MVA examples, is located in the Statement of Additional Information (“SAI”).
The MVA is intended to protect us from losses on the investments we hold to support our guaranteed interest rates when we must pay out amounts that are removed from the GPAs early.

C000266993 [Member] | Fixed Account [Member]
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the loan account
and
the Special DCA fixed account.
We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state and
certificate
issue year, but it will be shown on your
Certificate
Data
page and will not be lower than the minimum allowed under state law. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of
RiverSource Life
. Information regarding each fixed account option, including (i) its name, (ii) its term, and (iii) its historical
guaranteed
minimum
interest rates may be found in Appendix
A
to this prospectus.
One year after receipt of each purchase payment or transfer, the rate for the payment or transfer amount, and its accumulated interest, may change. Interest will accrue at revised rates determined by us and at our discretion. These rates may be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company’s revenues and expenses. However, the rate will never be less than the fixed account minimum interest rate required under state law. Your interest rate for each purchase payment or transfer will never change more frequently than annually.
Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the
Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

C000266993 [Member] | Special DCA Fixed Account [Member]
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer certificate account value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts you select monthly so that, at the end of the Special DCA fixed account term, the balance of the Special
DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use any
GPA as a destination for the Special DCA monthly transfer.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the annual effective rate we apply on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher. We reserve the right to declare different annual effective rates:
•
for the Special DCA fixed account; and
•
for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•
the Special DCA fixed account for a six month term;
•
the Special DCA fixed account for a twelve month term;
•
the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the GPAs.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account in accordance with your investment instructions to us to the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the GPAs, including but not limited to, any limitations described in this prospectus on transfers
(see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For an example of how Special DCA dollar-cost averaging works, see table below showing the Special DCA fixed account for a six-month term.
How Special dollar-cost averaging works

By spreading the investment over the term of the Special DCA		Date	SDCA Balance	Portion Transferred	Amount Transferred	Accumulation unit value	Number of units purchased
you automatically buy more units when the per unit market price is low		Jan 15th	$ 5,000.00
		Jan 16th	5,000.14	1/6	$ 833.36	$ 18	46.30
	→	Feb 16th	4,170.30	1/5	834.06	15	55.60
and fewer units when the per unit market price is high.		Mar 16th	3,338.79	1/4	834.70	19	43.93
		April 16th	2,506.20	1/3	835.40	17	49.14
	→	May 16th	1,672.17	1/2	836.09	21	39.81
		Jun 16th	836.79	1/1	836.79	20	41.84
You paid an average price of $18.11. per unit over the 6 months, while the average market price actually was $18.33.

Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the annual effective rate we apply on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher. We reserve the right to declare different annual effective rates:
•
for the Special DCA fixed account; and
•
for the Special DCA fixed accounts with terms of differing length.

Fixed Option Details, Term [Text Block]
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

Fixed Option Details, Investor Reallocation [Text Block]
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•
the Special DCA fixed account for a six month term;
•
the Special DCA fixed account for a twelve month term;
•
the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the GPAs.

Fixed Option Details, Default Reallocation [Text Block]
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account in accordance with your investment instructions to us to the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the GPAs, including but not limited to, any limitations described in this prospectus on transfers
(see “Transfer policies”).

C000266993 [Member] | Special DCA Fixed Account [Member] | Point To Point 6 Months [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Special DCA Fixed Account
Fixed Option Available, Term		6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]			2.40%	2.65%	3.00%	2.95%	1.00%	1.00%	1.00%	1.75%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
C000266993 [Member] | Special DCA Fixed Account [Member] | Point To Point 1 Year [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Special DCA Fixed Account
Fixed Option Available, Term		1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]			2.40%	2.65%	3.00%	2.95%	1.00%	1.00%	1.00%	1.75%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
C000266993 [Member] | One Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		1 Year Guarantee Period Account
Fixed Option Available, Term		1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
C000266993 [Member] | Two Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		2 Year Guarantee Period Account
Fixed Option Available, Term		2 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
C000266993 [Member] | Three Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		3 Year Guarantee Period Account
Fixed Option Available, Term		3 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
C000266993 [Member] | Four Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		4 Year Guarantee Period Account
Fixed Option Available, Term		4 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
C000266993 [Member] | Five Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		5 Year Guarantee Period Account
Fixed Option Available, Term		5 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
C000266993 [Member] | Six Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		6 Year Guarantee Period Account
Fixed Option Available, Term		6 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
C000266993 [Member] | Seven Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		7 Year Guarantee Period Account
Fixed Option Available, Term		7 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
C000266993 [Member] | Eight Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		8 Year Guarantee Period Account
Fixed Option Available, Term		8 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
C000266993 [Member] | Nine Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		9 Year Guarantee Period Account
Fixed Option Available, Term		9 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
C000266993 [Member] | Ten Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		10 Year Guarantee Period Account
Fixed Option Available, Term		10 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
C000266993 [Member] | Loan Account [Member] | Point To Point 1 Year [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Loan Account
Fixed Option Available, Term		1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]			2.40%	2.65%	3.00%	2.95%	1.00%	1.00%	1.00%	1.75%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
C000266993 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]		Yes. You can lose money by investing in this Certificate including loss of principal.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss.
Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This certificate is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This certificate is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

C000266993 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
•
The
Certificate
is not a short-term investment and is not appropriate for
an investor who needs ready access to cash.
•
Surrenders may also be subject to taxes and tax penalties.
•
Surrenders from a
GPA
prior to 30 days before the end of the guarantee
period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the
certificate
account value from the current
GPA
to any of the investment options
available under the
Certificate
, apply the
certificate
account value to an
annuity payout plan, or surrender the value from the current
GPA
(all
subject to applicable surrender, transfer, and annuitization provisions).
If
we do not receive any instructions by the end of the guarantee period, we will automatically transfer the
certificate
account value from the current
GPA
into the shortest
GPA
term available.
•
The benefits of tax deferral and long-term income mean the
Certificate
is
generally more beneficial to investors with a long term investment horizon.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Short-Term Investment Risk.
This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon.

C000266993 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•
An investment in the
Certificate
is subject to the risk of poor investment
performance and can vary depending on the performance of the investment options available under the
Certificate
.
•
Each investment option (including under the
GPAs
and any
Fixed Account
investment options) has its own unique risks.
•
You should review the investment options before making any investment decisions.

C000266993 [Member] | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Withdrawal Risk.
You should carefully consider the risks associated with withdrawals under the contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax.
A positive or
negative MVA is assessed if any portion of a Guarantee Period Account is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of your investment in a GPA as a result of a negative MVA.
A withdrawal may reduce the value of your death benefit. A total withdrawal (surrender) will result in the termination of your certificate.

C000266993 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the
Certificate
is subject to the risks related to us. Any
obligations (including under the
Fixed Account
) or guarantees and benefits
of the
Certificate
that exceed the assets of the Separate Account are
subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
RiverSource Life, including our financial strength ratings, is available by contacting us at
1-800-862-7
919
.

C000266993 [Member] | Subaccount Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Subaccount Risk.
Amounts that you invest in the subaccounts are subject to the risk of poor investment performance.
You assume the investment risk. Generally, if the subaccounts that you select make money, your certificate account
value goes up, and if they lose money, your certificate account value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount.
You are responsible for selecting subaccounts
that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk
below.

C000266993 [Member] | GPA Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
GPA Risk.
Each GPA pays an interest rate declared by us when you make an allocation to that account and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource
Life annuities, product design, competition, and RiverSource Life's revenues and expenses.
We guarantee the certificate account value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPA prior to 30 days before the end of the guarantee period. At all other times, and unless an exception applies, we will apply a MVA if you surrender or transfer certificate account value from a GPA or you elect an annuity payout plan while you have certificate account value invested in a GPA. The MVA may be negative, positive or result in no change depending on how the guaranteed interest rate on your GPA compares to the new interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. You bear the risk of loss of principal due to a negative MVA. Partial surrenders will reduce certain death benefits proportionally based on the percentage of certificate account value that is withdrawn and if you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA and certificate administrative charge, a negative MVA will increase the impact of the partial surrender on the value of the death benefit.

C000266993 [Member] | Managed Volatility Fund Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Managed Volatility Fund Risk.
The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the certificate’s guarantees, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your certificate account value and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.

C000266993 [Member] | Purchase Payment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Purchase Payment Risk.
Your ability to make subsequent purchase payments is subject to restrictions. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.

C000266993 [Member] | Certificate Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Certificate Changes Risk.
We reserve the right to make certain changes in the future, subject to applicable law. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion.

C000266993 [Member] | Financial Strength and ClaimsPaying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Financial Strength and Claims-Paying Ability Risk.
All guarantees under the contract and certificate that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.

C000266993 [Member] | Cybersecurity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cybersecurity Risk.
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including your information we hold; and
•
denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us.
The risk of cyberattacks may be higher
during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.

C000266993 [Member] | Potential Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Potential Adverse Tax Consequences.
Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.

[1]	As a percentage of average daily certificate account value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
[2]	As a percentage of Fund net assets. Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add negative MVAs that substantially increase costs.
[3]	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
[4]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
[5]	This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.
[6]	This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
[7]	The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.